Segment Information	12 Months Ended
Dec. 31, 2023
Segment Information
Segment Information

7) Segment Information

The Partnership has one reportable segment, the shuttle tanker market. At December 31, 2023 the Partnership’s fleet operated under sixteen time charters and one bareboat charter. At December 31, 2022, the Partnership’s fleet operated under twelve time charters and four bareboat charters. See Note 5—Significant Risks and Uncertainties Including Business and Credit Concentrations for revenues from customers accounting for over 10% of the Partnership’s consolidated revenue. In both time charters and bareboat charters, the charterer, not the Partnership, controls the choice of which trading areas the Vessels will serve. Accordingly, the Partnership’s management, including the chief operating decision makers, does not evaluate performance according to geographical region.